PORTFOLIO OF INVESTMENTS – as of September 30, 2022 (Unaudited)

Loomis Sayles Investment Grade Bond Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 82.1% of Net Assets

Non-Convertible Bonds – 80.9%

	ABS Car Loan – 5.7%
$5,471,008	American Credit Acceptance Receivables Trust, Series 2019-3, Class D, 2.890%, 9/12/2025, 144A	$5,454,271
3,200,000	American Credit Acceptance Receivables Trust, Series 2022-1, Class D, 2.460%, 3/13/2028, 144A	2,911,817
1,965,000	AmeriCredit Automobile Receivables Trust, Series 2018-2, Class D, 4.010%, 7/18/2024	1,959,669
10,515,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class D, 4.040%, 11/18/2024	10,429,346
25,880,000	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class D, 3.620%, 3/18/2025	25,530,535
12,340,000	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class D, 2.990%, 6/18/2025	12,025,094
1,395,000	AmeriCredit Automobile Receivables Trust, Series 2020-2, Class D, 2.130%, 3/18/2026	1,309,530
11,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class D, 3.040%, 3/20/2025, 144A	10,214,743
1,940,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025, 144A	1,863,997
8,910,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027, 144A	7,941,023
7,500,000	Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class D, 4.080%, 2/20/2028, 144A	5,971,583
13,585,000	CarMax Auto Owner Trust, Series 2019-1, Class D, 4.040%, 8/15/2025	13,524,889
5,811,000	CarMax Auto Owner Trust, Series 2019-2, Class D, 3.410%, 10/15/2025	5,626,111
2,315,000	CarMax Auto Owner Trust, Series 2019-3, Class D, 2.850%, 1/15/2026	2,258,446
4,625,000	CarMax Auto Owner Trust, Series 2020-1, Class D, 2.640%, 7/15/2026	4,418,785
2,550,000	CarMax Auto Owner Trust, Series 2021-3, Class D, 1.500%, 1/18/2028	2,246,609
1,100,000	CarMax Auto Owner Trust, Series 2022-1, Class D, 2.470%, 7/17/2028	992,603
2,525,000	Credit Acceptance Auto Loan Trust, Series 2020-2A, Class C, 2.730%, 11/15/2029, 144A	2,438,963
275,000	Credit Acceptance Auto Loan Trust, Series 2020-3A, Class C, 2.280%, 2/15/2030, 144A	256,907
4,172,413	Drive Auto Receivables Trust, Series 2018-5, Class D, 4.300%, 4/15/2026	4,175,441
9,037,446	Drive Auto Receivables Trust, Series 2019-1, Class D, 4.090%, 6/15/2026	9,013,615
3,260,071	Drive Auto Receivables Trust, Series 2019-2, Class D, 3.690%, 8/17/2026	3,237,271
4,527,421	DT Auto Owner Trust, Series 2019-1A, Class D, 3.870%, 11/15/2024, 144A	4,525,283
3,024,653	DT Auto Owner Trust, Series 2019-2A, Class D, 3.480%, 2/18/2025, 144A	3,004,334
3,205,742	DT Auto Owner Trust, Series 2019-3A, Class D, 2.960%, 4/15/2025, 144A	3,161,073

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Car Loan – continued
$10,500,000	DT Auto Owner Trust, Series 2022-1A, Class D, 3.400%, 12/15/2027, 144A	$9,636,257
7,410,000	Exeter Automobile Receivables Trust, Series 2021-1A, Class D, 1.080%, 11/16/2026	7,004,362
2,685,000	Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.560%, 7/17/2028	2,524,877
3,790,000	First Investors Auto Owner Trust, Series 2019-1A, Class D, 3.550%, 4/15/2025, 144A	3,774,261
2,660,000	First Investors Auto Owner Trust, Series 2022-1A, Class D, 3.790%, 6/15/2028, 144A	2,409,017
4,610,000	Flagship Credit Auto Trust, Series 2019-3, Class D, 2.860%, 12/15/2025, 144A	4,446,719
12,823,157	Ford Credit Auto Owner Trust, Series 2020-B, Class A3, 0.560%, 10/15/2024	12,659,668
13,159,928	Ford Credit Auto Owner Trust, Series 2020-C, Class A3, 0.410%, 7/15/2025	12,825,692
25,131,597	Ford Credit Auto Owner Trust, Series 2021-A, Class A3, 0.300%, 8/15/2025	24,368,640
6,288,434	GLS Auto Receivables Trust, Series 2019-2A, Class C, 3.540%, 2/18/2025, 144A	6,266,718
1,545,330	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A3, 1.840%, 9/16/2024	1,536,403
8,457,917	GM Financial Consumer Automobile Receivables Trust, Series 2021-1, Class A3, 0.350%, 10/16/2025	8,215,102
21,335,000	GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class A3, 0.510%, 4/16/2026	20,481,075
1,400,000	GMF Floorplan Owner Revolving Trust, Series 2020-1, Class C, 1.480%, 8/15/2025, 144A	1,353,537
11,298,000	Hertz Vehicle Financing III LLC, Series 2022-1 1A, Class D, 4.850%, 6/25/2026, 144A	9,862,736
8,396,000	Hertz Vehicle Financing III LLC, Series 2022-3 3A, Class D, 6.310%, 3/25/2025, 144A	7,981,775
6,675,000	Hertz Vehicle Financing LLC, Class D, Series 2022-4A, 6.560%, 9/25/2026, 144A	6,026,043
14,160,395	Honda Auto Receivables Owner Trust, Series 2021-1, Class A3, 0.270%, 4/21/2025	13,744,866
1,314,227	JPMorgan Chase Bank NA, Series 2021-1, Class D, 1.174%, 9/25/2028, 144A	1,264,743
1,475,591	Nissan Auto Receivables Owner Trust, Series 2019-C, Class A3, 1.930%, 7/15/2024	1,470,034
6,591,484	Nissan Auto Receivables Owner Trust, Series 2020-B, Class A3, 0.550%, 7/15/2024	6,521,410
4,350,000	Prestige Auto Receivables Trust, Series 2020-1A, Class E, 3.670%, 2/15/2028, 144A	4,262,887
9,375,543	Santander Drive Auto Receivables Trust, Series 2019-1, Class D, 3.650%, 4/15/2025	9,377,267
4,950,879	Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.220%, 7/15/2025	4,923,656
6,181,994	Santander Drive Auto Receivables Trust, Series 2019-3, Class D, 2.680%, 10/15/2025	6,147,872
12,815,000	Santander Drive Auto Receivables Trust, Series 2020-1, Class D, 5.350%, 3/15/2028	12,853,383

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Car Loan – continued
$2,900,000	Santander Drive Auto Receivables Trust, Series 2020-2, Class D, 2.220%, 9/15/2026	$2,834,715
1,227,829	Westlake Automobile Receivables Trust, Series 2019-1A, Class D, 3.670%, 3/15/2024, 144A	1,227,584

		350,493,237

	ABS Credit Card – 0.3%
3,460,000	Brex Commercial Charge Card Master Trust, Series 2021-1, Class A, 2.090%, 7/15/2024, 144A	3,393,731
6,355,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.540%, 3/20/2026, 144A	6,037,247
5,000,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class C, 4.210%, 3/20/2026, 144A	4,558,911
1,525,000	Mission Lane Credit Card Master Trust, Series 2021-A, Class B, 2.240%, 9/15/2026, 144A	1,471,366

		15,461,255

	ABS Home Equity – 4.5%
15,451,000	American Homes 4 Rent Trust, Series 2015-SFR1, Class E, 5.639%, 4/17/2052, 144A	15,207,185
1,133,053	Brass PLC, Series 8A, Class A1, 3-month LIBOR + 0.700%, 3.622%, 11/16/2066, 144A(a)	1,132,991
10,390,000	CAFL Issuer LLC, Series 2021-RTL1, Class A1, 2.239%, 3/28/2029, 144A(b)	9,377,827
1,427,286	Citigroup Mortgage Loan Trust, Series 2019-E, Class A1, 3.228%, 11/25/2070, 144A(b)	1,377,589
3,541,111	Citigroup Mortgage Loan Trust, Series 2019-RP1, Class A1, 3.500%, 1/25/2066, 144A(b)	3,352,797
2,434,000	CoreVest American Finance Trust, Series 2019-1, Class D, 4.818%, 3/15/2052, 144A	2,213,384
3,200,434	CoreVest American Finance Trust, Series 2019-3, Class A, 2.705%, 10/15/2052, 144A	3,017,984
2,929,000	CoreVest American Finance Trust, Series 2019-3, Class B, 3.163%, 10/15/2052, 144A	2,517,312
1,259,000	CoreVest American Finance Trust, Series 2020-2, Class C, 4.751%, 5/15/2052, 144A(b)	1,150,947
1,870,000	CoreVest American Finance Trust, Series 2021-3, Class D, 3.469%, 10/15/2054, 144A	1,446,716
3,172,300	Credit Suisse Mortgage Trust, Series 2020-RPL3, Class A1, 2.691%, 3/25/2060, 144A(b)	3,056,876
5,250,003	Credit Suisse Mortgage Trust, Series 2021-RPL1, Class A1, 1.668%, 9/27/2060, 144A(b)	4,930,580
6,899,166	Federal Home Loan Mortgage Corp., Series 2022-DNA3, Class M1A, 30-day Average SOFR + 2.000%, 4.281%, 4/25/2042, 144A(a)	6,830,304
1,515,000	FirstKey Homes Trust, Series 2020-SFR1, Class E, 2.791%, 8/17/2037, 144A	1,348,114
11,696,000	FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.968%, 10/19/2037, 144A	10,402,731
3,083,000	FirstKey Homes Trust, Series 2020-SRF1, Class D, 2.241%, 8/17/2037, 144A	2,753,236
9,710,000	FirstKey Homes Trust, Series 2022- SFR2, Class D, 4.500%, 7/17/2039, 144A	8,893,641

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Home Equity – continued
$4,192,970	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068, 144A(b)	$3,954,706
2,379,340	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/2039, 144A	2,059,283
2,440,805	Home Partners of America Trust, Series 2019-2, Class D, 3.121%, 10/19/2039, 144A	2,040,722
1,017,162	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041, 144A	817,736
10,484,795	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026, 144A	9,035,708
5,232,644	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026, 144A	4,478,690
895,000	Lanark Master Issuer PLC, Series 2020-1A, Class 1A, 2.277%, 12/22/2069, 144A(b)	892,304
8,252,776	Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.250%, 11/25/2059, 144A(b)	8,245,134
5,757,399	Legacy Mortgage Asset Trust, Series 2020-GS1, Class A1, 2.882%, 10/25/2059, 144A(b)	5,719,922
1,547,257	Legacy Mortgage Asset Trust, Series 2020-GS5, Class A1, 3.250%, 6/25/2060, 144A(b)	1,508,329
2,143,993	Legacy Mortgage Asset Trust, Series 2021-GS4, Class A1, 1.650%, 11/25/2060, 144A(b)	1,959,677
1,467,786	Mill City Mortgage Loan Trust, Series 2018-2, Class M1, 3.750%, 5/25/2058, 144A(b)	1,394,224
2,484,590	Mill City Mortgage Loan Trust, Series 2019-1, Class A1, 3.250%, 10/25/2069, 144A(b)	2,345,300
2,744,944	Mill City Mortgage Loan Trust, Series 2019-1, Class M1, 3.500%, 10/25/2069, 144A(b)	2,403,666
5,368,364	Mill City Mortgage Loan Trust, Series 2019-GS1, Class A1, 2.750%, 7/25/2059, 144A(b)	5,137,938
3,860,000	Progress Residential Trust, Series 2019-SFR4, Class D, 3.136%, 10/17/2036, 144A	3,626,712
155,000	Progress Residential Trust, Series 2020-SFR2, Class C, 3.077%, 6/17/2037, 144A	142,522
295,000	Progress Residential Trust, Series 2020-SFR3, Class B, 1.495%, 10/17/2027, 144A	263,293
1,818,000	Progress Residential Trust, Series 2020-SFR3, Class E, 2.296%, 10/17/2027, 144A	1,605,431
5,780,000	Progress Residential Trust, Series 2021-SFR2, Class E1, 2.547%, 4/19/2038, 144A	4,906,283
2,420,000	Progress Residential Trust, Series 2021-SFR3, Class E1, 2.538%, 5/17/2026, 144A	2,058,241
2,015,000	Progress Residential Trust, Series 2021-SFR3, Class E2, 2.688%, 5/17/2026, 144A	1,709,011
3,575,000	Progress Residential Trust, Series 2021-SFR6, Class E1, 2.425%, 7/17/2038, 144A	3,020,476
1,795,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038, 144A	1,502,972
1,400,000	Progress Residential Trust, Series 2021-SFR9, Class E1, 2.811%, 11/17/2040, 144A	1,089,514
960,000	Progress Residential Trust, Series 2021-SFR9, Class E2, 3.010%, 11/17/2040, 144A	741,682

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Home Equity – continued
$4,308,528	PRPM LLC, Series 2020-4, Class A1, 2.951%, 10/25/2025, 144A(b)	$4,138,731
6,943,648	PRPM LLC, Series 2021-1, Class A1, 2.115%, 1/25/2026, 144A(b)	6,442,485
5,970,334	PRPM LLC, Series 2021-10, Class A1, 2.487%, 10/25/2026, 144A(b)	5,441,189
251,870	PRPM LLC, Series 2021-2, Class A1, 2.115%, 3/25/2026, 144A(b)	234,261
6,198,464	PRPM LLC, Series 2021-8, Class A1, 1.743%, 9/25/2026, 144A(b)	5,659,770
15,330,000	PRPM LLC, Series 2022-5, Class A1, 6.900%, 9/27/2027, 144A(b)	15,192,550
398,575	Sequoia Mortgage Trust, Series 2017-CH2, Class A1, 4.000%, 12/25/2047, 144A(b)	372,697
214,833	Sequoia Mortgage Trust, Series 2019-CH2, Class A1, 4.500%, 8/25/2049, 144A(b)	211,113
4,930,000	Towd Point Mortgage Trust, Series 2017-4, Class M2, 3.250%, 6/25/2057, 144A(b)	4,224,655
6,390,000	Towd Point Mortgage Trust, Series 2017-5, Class M2, 1-month LIBOR + 1.500%, 3.277%, 2/25/2057, 144A(a)	6,203,641
1,775,000	Towd Point Mortgage Trust, Series 2018-4, Class A2, 3.000%, 6/25/2058, 144A(b)	1,475,662
1,943,340	Towd Point Mortgage Trust, Series 2018-5, Class M1, 3.250%, 7/25/2058, 144A(b)	1,565,699
17,610,000	Towd Point Mortgage Trust, Series 2019-2, Class M1, 3.750%, 12/25/2058, 144A(b)	14,499,178
5,343,435	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.900%, 10/25/2059, 144A(b)	5,031,049
3,325,000	Towd Point Mortgage Trust, Series 2020-1, Class A2B, 3.250%, 1/25/2060, 144A(b)	2,825,759
3,950,000	Tricon American Homes, Series 2020-SFR1, Class D, 2.548%, 7/17/2038, 144A	3,388,496
2,575,000	Tricon American Homes Trust, Series 2019-SFR1, Class D, 3.198%, 3/17/2038, 144A	2,333,358
13,221,732	VCAT Asset Securitization LLC, Series 2021-NPL6, Class A1, 1.917%, 9/25/2051, 144A(b)	12,291,043
1,325,171	VCAT LLC, Series 2021-NPL1, Class A1, 2.289%, 12/26/2050, 144A(b)	1,268,795
8,189,162	VCAT LLC, Series 2021-NPL5, Class A1, 1.868%, 8/25/2051, 144A(b)	7,492,918
2,815,915	VOLT XCII LLC, Series 2021-NPL1, Class A1, 1.893%, 2/27/2051, 144A(b)	2,556,433
7,109,460	VOLT XCIII LLC, Series 2021-NPL2, Class A1, 1.893%, 2/27/2051, 144A(b)	6,599,417
6,236,540	VOLT XCIV LLC, Series 2021-NPL3, Class A1, 2.240%, 2/27/2051, 144A(b)	5,783,244
4,483,096	VOLT XCVI LLC, Series 2021-NPL5, Class A1, 2.116%, 3/27/2051, 144A(b)	4,111,284
8,888,744	VOLT XCVII LLC, Series 2021-NPL6, Class A1, 2.240%, 4/25/2051, 144A(b)	8,100,449

		279,113,566

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Other – 2.0%
$5,984,097	Apollo Aviation Securitization Equity Trust, Series 2021-1A, Class A, 2.950%, 11/16/2041, 144A	$4,772,149
11,270,000	BHG Securitization Trust, Series 2022-A, Class B, 2.700%, 2/20/2035, 144A	9,707,117
4,110,174	Business Jet Securities LLC, Series 2021-1A, Class A, 2.162%, 4/15/2036, 144A	3,608,539
7,262,500	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220%, 9/25/2045, 144A	6,338,875
6,662,267	CLI Funding VI LLC, Series 2020-3A, Class A, 2.070%, 10/18/2045, 144A	5,794,833
3,836,950	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.640%, 2/18/2046, 144A	3,284,798
940,000	Dell Equipment Finance Trust, Series 2020-2, Class C, 1.370%, 1/22/2024, 144A	917,780
945,000	Dell Equipment Finance Trust, Series 2020-2, Class D, 1.920%, 3/23/2026, 144A	924,448
2,482,812	Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/2039, 144A	2,074,503
3,645,000	HPEFS Equipment Trust, Series 2020-1A, Class D, 2.260%, 2/20/2030, 144A	3,588,978
1,980,000	HPEFS Equipment Trust, Series 2020-2A, Class C, 2.000%, 7/22/2030, 144A	1,964,309
2,795,000	HPEFS Equipment Trust, Series 2021-1A, Class D, 1.030%, 3/20/2031, 144A	2,635,911
3,135,000	HPEFS Equipment Trust, Series 2022-1A, Class D, 2.400%, 11/20/2029, 144A	2,860,667
6,903,066	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038, 144A	5,816,022
8,481,215	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046, 144A	7,438,365
10,368,308	MAPS Ltd., Series 2018-1A, Class A, 4.212%, 5/15/2043, 144A	9,236,029
2,391,989	MAPS Ltd., Series 2019-1A, Class A, 4.458%, 3/15/2044, 144A	2,094,550
1,881,996	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032, 144A(b)	1,431,488
476,569	MVW LLC, Series 2020-1A, Class C, 4.210%, 10/20/2037, 144A	439,498
304,583	MVW Owner Trust, Series 2019-1A, Class C, 3.330%, 11/20/2036, 144A	283,366
12,915,863	Navigator Aircraft ABS Ltd., Series 2021-1, Class A, 2.771%, 11/15/2046, 144A(b)	10,975,633
4,675,000	OneMain Financial Issuance Trust, Series 2020-1A, Class B, 4.830%, 5/14/2032, 144A	4,624,005
6,585,000	OneMain Financial Issuance Trust, Series 2020-2A, Class A, 1.750%, 9/14/2035, 144A	5,797,248
8,040,000	OneMain Financial Issuance Trust, Series 2022-S1, Class D, 5.200%, 5/14/2035, 144A	7,342,168
12,419,116	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	9,984,845
530,000	SCF Equipment Leasing LLC, Series 2021-1A, Class D, 1.930%, 9/20/2030, 144A	467,141

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Other – continued
$2,555,000	SCF Equipment Leasing LLC, Series 2022-1A, Class D, 3.790%, 11/20/2031, 144A	$2,234,171
865,862	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.790%, 11/20/2037, 144A	792,091
390,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A3, 28-day Auction Rate Security, 6.283%, 9/15/2032(a)	377,398
770,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A4, 28-day Auction Rate Security, 6.514%, 9/15/2032(a)	745,118
3,776,290	SoFi Consumer Loan Program Trust, Series 2019-4, Class C, 2.840%, 8/25/2028, 144A	3,757,499

		122,309,542

	ABS Student Loan – 0.7%
745,000	College Ave Student Loans LLC, Series 2021-A, Class C, 2.920%, 7/25/2051, 144A	661,945
2,839,999	Commonbond Student Loan Trust, Series 2020-1, Class A, 1.690%, 10/25/2051, 144A	2,459,149
2,266,581	EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A, 1.800%, 11/25/2045, 144A	1,941,374
3,360,267	ELFI Graduate Loan Program LLC, Series 2019-A, Class A, 2.540%, 3/25/2044, 144A	3,063,233
5,091,407	Laurel Road Prime Student Loan Trust, Series 2020-A, Class A2FX, 1.400%, 11/25/2050, 144A	4,558,281
941,377	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069, 144A	855,115
3,475,113	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069, 144A	3,056,902
560,000	Navient Private Education Refi Loan Trust, Series 2021-A, Class B, 2.240%, 5/15/2069, 144A	467,808
2,105,000	Navient Private Education Refi Loan Trust, Series 2021-EA, Class B, 2.030%, 12/16/2069, 144A	1,417,728
4,790,000	Navient Private Education Refi Loan Trust, Series 2021-FA, Class B, 2.120%, 2/18/2070, 144A	3,306,500
389,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28-day Auction Rate Security, 6.205%, 6/15/2032(a)	378,461
295,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A4, 28-day Auction Rate Security, 6.552%, 6/15/2032(a)	287,007
594,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28-day Auction Rate Security, 6.514%, 3/15/2033(a)	576,066
403,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28-day Auction Rate Security, 6.559%, 3/15/2033(a)	390,833
2,500,000	SMB Private Education Loan Trust, Series 2015-C, Class B, 3.500%, 9/15/2043, 144A	2,346,490
565,000	SMB Private Education Loan Trust, Series 2018-B, Class B, 4.000%, 7/15/2042, 144A	498,888
1,525,000	SMB Private Education Loan Trust, Series 2018-C, Class B, 4.000%, 11/17/2042, 144A	1,390,588

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Student Loan – continued
$6,027,943	SMB Private Education Loan Trust, Series 2019-A, Class A2A, 3.440%, 7/15/2036, 144A	$5,744,393
10,123,968	SMB Private Education Loan Trust, Series 2019-B, Class A2A, 2.840%, 6/15/2037, 144A	9,563,192
804,570	SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.230%, 9/15/2037, 144A	750,606

		43,714,559

	ABS Whole Business – 1.1%
9,206,212	Adams Outdoor Advertising LP, Series 2018-1, Class A, 4.810%, 11/15/2048, 144A	8,709,451
3,595,000	Adams Outdoor Advertising LP, Series 2018-1, Class B, 5.653%, 11/15/2048, 144A	3,376,089
7,078,090	DB Master Finance LLC, Series 2019-1A, Class A23, 4.352%, 5/20/2049, 144A	6,438,464
2,852,585	Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.118%, 7/25/2047, 144A	2,622,961
5,111,838	Domino’s Pizza Master Issuer LLC, Series 2018-1A, Class A2II, 4.328%, 7/25/2048, 144A	4,708,416
4,012,125	Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.668%, 10/25/2049, 144A	3,459,515
15,276,625	Domino’s Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.662%, 4/25/2051, 144A	12,580,056
3,936,000	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.666%, 9/05/2048, 144A	3,705,311
1,642,553	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049, 144A	1,400,838
17,094,675	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.540%, 2/25/2044, 144A	16,881,219
2,452,688	Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/2048, 144A	2,179,929

		66,062,249

	Aerospace & Defense – 1.8%
13,620,000	BAE Systems PLC, 3.400%, 4/15/2030, 144A	11,795,477
29,500,000	Boeing Co. (The), 2.196%, 2/04/2026	26,179,407
3,780,000	Boeing Co. (The), 2.250%, 6/15/2026	3,322,105
4,874,000	Boeing Co. (The), 2.950%, 2/01/2030	3,918,374
655,000	Boeing Co. (The), 3.100%, 5/01/2026	597,951
3,225,000	Boeing Co. (The), 3.200%, 3/01/2029	2,692,713
9,088,000	Boeing Co. (The), 3.375%, 6/15/2046	5,490,697
3,564,000	Boeing Co. (The), 3.625%, 3/01/2048	2,216,459
10,129,000	Boeing Co. (The), 3.750%, 2/01/2050	6,542,321

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Aerospace & Defense – continued
$2,501,000	Boeing Co. (The), 3.850%, 11/01/2048	$1,618,791
5,870,000	Boeing Co. (The), 5.150%, 5/01/2030	5,430,030
4,465,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	4,247,331
4,350,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	3,986,492
6,885,000	Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	6,597,901
4,245,000	Huntington Ingalls Industries, Inc., 4.200%, 5/01/2030	3,745,622
650,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039	683,222
29,075,000	Textron, Inc., 3.000%, 6/01/2030	23,939,606

		113,004,499

	Airlines – 0.8%
1,533,253	American Airlines Pass Through Trust, Series 2015-2, Class B, 4.400%, 3/22/2025	1,455,655
5,512,474	American Airlines Pass Through Trust, Series 2016-1, Class B, 5.250%, 7/15/2025	5,222,518
11,568,439	American Airlines Pass Through Trust, Series 2016-3, Class A, 3.250%, 4/15/2030	8,987,143
1,234,662	American Airlines Pass Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	1,068,909
4,971,370	American Airlines Pass Through Trust, Series 2017-2, Class A, 3.600%, 4/15/2031	4,024,893
2,655,670	American Airlines Pass Through Trust, Series 2017-2, Class B, 3.700%, 4/15/2027	2,319,141
15,981,865	American Airlines Pass Through Trust, Series 2019-1, Class B, 3.850%, 8/15/2029	12,839,671
5,180,340	British Airways Pass Through Trust, Series 2019-1, Class A, 3.350%, 12/15/2030, 144A	4,381,894
2,301,928	United Airlines Pass Through Trust, Series 2018-1, Class A, 3.700%, 9/01/2031	1,806,156
5,419,215	United Airlines Pass Through Trust, Series 2020-1, Class A, 5.875%, 4/15/2029	5,196,431

		47,302,411

	Automotive – 1.6%
25,580,000	American Honda Finance Corp., MTN, 0.550%, 7/12/2024	23,747,482
5,274,000	Cummins, Inc., 6.750%, 2/15/2027	5,574,274
8,600,000	Ford Motor Co., 3.250%, 2/12/2032	6,194,838
9,966,000	General Motors Co., 5.200%, 4/01/2045	7,588,321
27,915,000	General Motors Co., 5.400%, 4/01/2048	21,788,089

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Automotive – continued
$205,000	General Motors Co., 5.950%, 4/01/2049	$170,997
9,600,000	General Motors Co., 6.250%, 10/02/2043	8,338,838
24,360,000	Volkswagen Group of America Finance LLC, 0.875%, 11/22/2023, 144A	23,189,489
2,895,000	Volkswagen Group of America Finance LLC, 3.350%, 5/13/2025, 144A	2,745,972

		99,338,300

	Banking – 10.7%
5,125,000	Ally Financial, Inc., 2.200%, 11/02/2028	3,959,416
36,788,000	Ally Financial, Inc., 4.625%, 3/30/2025	35,957,793
8,800,000	Ally Financial, Inc., 5.750%, 11/20/2025	8,535,081
1,468,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,533,047
10,155,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.375%, 4/17/2025, 144A	9,873,300
5,800,000	Banco Santander S.A., 2.749%, 12/03/2030	4,101,094
49,304,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028	43,776,969
8,846,000	Bank of America Corp., (fixed rate to 9/21/2031, variable rate thereafter), 2.482%, 9/21/2036	6,389,370
100,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	95,002
25,627,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	23,741,917
24,260,000	Barclays PLC, (fixed rate to 11/24/2026, variable rate thereafter), 2.279%, 11/24/2027	20,318,255
4,287,000	Barclays PLC, (fixed rate to 6/20/2029, variable rate thereafter), 5.088%, 6/20/2030	3,726,952
18,255,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035	13,414,132
3,335,000	BBVA Bancomer S.A., 1.875%, 9/18/2025, 144A	2,987,297
14,045,000	BNP Paribas S.A., (fixed rate to 1/20/2027, variable rate thereafter), 2.591%, 1/20/2028, 144A	11,994,100
22,500,000	BNP Paribas S.A., (fixed rate to 3/01/2028, variable rate thereafter), 4.375%, 3/01/2033, 144A	19,420,196
460,000	Capital One Financial Corp., 4.200%, 10/29/2025	442,298
1,230,000	Citigroup, Inc., 4.125%, 7/25/2028	1,109,591
30,355,000	Citigroup, Inc., (fixed rate to 9/29/2025, variable rate thereafter), 5.610%, 9/29/2026	30,187,531
7,155,000	Credit Agricole S.A., (fixed rate to 1/10/2028, variable rate thereafter), 4.000%, 1/10/2033, 144A	6,142,997

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
$14,970,000	Credit Suisse AG, 3.700%, 2/21/2025	$14,051,381
11,685,000	Credit Suisse Group AG, (fixed rate to 7/15/2025, variable rate thereafter), 6.373%, 7/15/2026, 144A	11,295,072
11,410,000	Credit Suisse Group AG, (fixed rate to 8/11/2027, variable rate thereafter), 6.442%, 8/11/2028, 144A	10,613,012
14,200,000	Danske Bank A/S, 5.375%, 1/12/2024, 144A	14,120,186
3,390,000	Danske Bank A/S, (fixed rate to 12/20/2024, variable rate thereafter), 3.244%, 12/20/2025, 144A	3,151,466
4,690,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	3,158,468
2,640,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	2,070,678
9,260,000	Deutsche Bank AG, (fixed rate to 9/18/2023, variable rate thereafter), 2.222%, 9/18/2024	8,819,480
6,235,000	Deutsche Bank AG, (fixed rate to 9/18/2030, variable rate thereafter), 3.547%, 9/18/2031	4,753,912
19,755,000	Deutsche Bank AG, Series E, 0.962%, 11/08/2023	18,796,249
61,445,000	Goldman Sachs Group, Inc. (The), (fixed rate to 8/23/2027, variable rate thereafter), 4.482%, 8/23/2028	57,665,922
70,245,000	JPMorgan Chase & Co., 4.125%, 12/15/2026	66,284,371
28,715,000	JPMorgan Chase & Co., (fixed rate to 3/24/2030, variable rate thereafter), 4.493%, 3/24/2031	26,120,384
12,025,000	JPMorgan Chase & Co., (fixed rate to 4/22/2026, variable rate thereafter), 1.578%, 4/22/2027	10,381,240
100,000	KeyBank NA, 6.950%, 2/01/2028	103,045
30,210,000	Morgan Stanley, (fixed rate to 1/25/2023, variable rate thereafter), MTN, 0.529%, 1/25/2024	29,717,646
15,150,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	15,099,854
25,560,000	Nationwide Building Society, 0.550%, 1/22/2024, 144A	24,000,329
7,340,000	NatWest Group PLC, (fixed rate to 9/30/2027, variable rate thereafter), 5.516%, 9/30/2028	6,966,206
15,160,000	Santander Holdings USA, Inc., 3.244%, 10/05/2026	13,565,682
20,295,000	Societe Generale S.A., 4.250%, 4/14/2025, 144A	19,298,921
11,950,000	Societe Generale S.A., (fixed rate to 7/08/2030, variable rate thereafter), 3.653%, 7/08/2035, 144A	9,035,647
16,790,000	Standard Chartered PLC, (fixed rate to 11/18/2030, variable rate thereafter), 3.265%, 2/18/2036, 144A	12,326,342
7,090,000	Standard Chartered PLC, (fixed rate to 4/01/2030, variable rate thereafter), 4.644%, 4/01/2031, 144A	6,193,230
3,270,000	Synchrony Bank, 5.400%, 8/22/2025	3,188,217
9,645,000	Synchrony Bank, 5.625%, 8/23/2027	9,216,858

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
$3,865,000	Synchrony Financial, 4.375%, 3/19/2024	$3,795,693
5,578,000	UniCredit SpA, (fixed rate to 6/03/2026, variable rate thereafter), 1.982%, 6/03/2027, 144A	4,552,322
1,820,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	1,353,242

		657,401,393

	Brokerage – 0.4%
19,498,000	Jefferies Group LLC, 6.250%, 1/15/2036	18,210,791
8,760,000	Jefferies Group LLC, 6.450%, 6/08/2027	8,881,127

		27,091,918

	Building Materials – 1.2%
33,030,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	26,026,929
16,180,000	Cemex SAB de CV, 5.200%, 9/17/2030, 144A	13,975,475
5,955,000	Cemex SAB de CV, 5.450%, 11/19/2029, 144A	5,322,281
3,285,000	Ferguson Finance PLC, 3.250%, 6/02/2030, 144A	2,700,382
23,975,000	Owens Corning, 7.000%, 12/01/2036	24,711,399
2,655,000	Vulcan Materials Co., 3.500%, 6/01/2030	2,270,982

		75,007,448

	Cable Satellite – 1.7%
1,110,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034, 144A	794,516
1,360,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.300%, 2/01/2032	971,161
8,340,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.800%, 4/01/2031	6,304,605
1,790,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 4/01/2033	1,482,240
24,760,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.950%, 6/30/2062	14,682,498
12,605,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.400%, 12/01/2061	8,030,301
28,090,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.800%, 3/01/2050	20,263,837
26,515,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	18,030,200

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Cable Satellite – continued
$1,115,000	CSC Holdings LLC, 5.000%, 11/15/2031, 144A	$736,503
1,035,000	CSC Holdings LLC, 5.750%, 1/15/2030, 144A	735,642
930,000	CSC Holdings LLC, 6.500%, 2/01/2029, 144A	820,725
3,270,000	DISH DBS Corp., 5.125%, 6/01/2029	1,921,125
4,326,000	DISH DBS Corp., 5.250%, 12/01/2026, 144A	3,544,062
2,416,000	Sirius XM Radio, Inc., 5.000%, 8/01/2027, 144A	2,216,680
200,000	Sirius XM Radio, Inc., 5.500%, 7/01/2029, 144A	179,896
17,891,000	Time Warner Cable LLC, 4.500%, 9/15/2042	12,352,056
15,815,000	Time Warner Cable LLC, 5.500%, 9/01/2041	12,413,431

		105,479,478

	Chemicals – 0.9%
4,330,000	Alpek SAB de CV, 3.250%, 2/25/2031, 144A	3,200,696
9,180,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030, 144A	7,419,276
6,060,000	Braskem Netherlands Finance BV, 5.875%, 1/31/2050, 144A	4,293,510
2,240,000	Celanese U.S. Holdings LLC, 6.330%, 7/15/2029	2,087,736
1,645,000	Celanese U.S. Holdings LLC, 6.379%, 7/15/2032	1,528,649
27,205,000	CF Industries, Inc., 4.500%, 12/01/2026, 144A	26,079,766
3,740,000	FMC Corp., 3.450%, 10/01/2029	3,211,588
12,285,000	Orbia Advance Corp. SAB de CV, 2.875%, 5/11/2031, 144A	8,975,298

		56,796,519

	Construction Machinery – 0.6%
2,470,000	Ashtead Capital, Inc., 5.500%, 8/11/2032, 144A	2,292,444
23,395,000	Caterpillar Financial Services Corp., MTN, 0.950%, 1/10/2024	22,405,980
5,730,000	John Deere Capital Corp., MTN, 0.900%, 1/10/2024	5,472,603
8,900,000	John Deere Capital Corp., MTN, 1.250%, 1/10/2025	8,259,212

		38,430,239

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Consumer Cyclical Services – 0.9%
$8,365,000	Expedia Group, Inc., 2.950%, 3/15/2031	$6,489,385
32,366,000	Expedia Group, Inc., 3.250%, 2/15/2030	26,249,127
4,928,000	Expedia Group, Inc., 3.800%, 2/15/2028	4,376,489
3,970,000	Expedia Group, Inc., 4.625%, 8/01/2027	3,728,241
1,025,000	Uber Technologies, Inc., 4.500%, 8/15/2029, 144A	861,641
8,430,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	7,839,900
5,015,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	4,914,700

		54,459,483

	Consumer Products – 0.2%
7,458,000	Hasbro, Inc., 6.600%, 7/15/2028	7,623,888
6,970,000	Natura Cosmeticos S.A., 4.125%, 5/03/2028, 144A	5,506,300

		13,130,188

	Diversified Manufacturing – 0.1%
7,675,000	GE Capital Funding LLC, 4.550%, 5/15/2032	7,111,456
1,869,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	1,674,477

		8,785,933

	Electric – 1.5%
7,435,000	AES Corp. (The), 2.450%, 1/15/2031	5,687,822
3,695,000	AES Corp. (The), 3.950%, 7/15/2030, 144A	3,164,029
14,214,750	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	14,192,457
11,318,000	Calpine Corp., 3.750%, 3/01/2031, 144A	8,856,335
13,025,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	11,246,825
9,007,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	8,581,605
2,355,000	IPALCO Enterprises, Inc., 4.250%, 5/01/2030	2,043,168
9,641,000	NRG Energy, Inc., 4.450%, 6/15/2029, 144A	8,362,610
1,435,000	NRG Energy, Inc., 5.250%, 6/15/2029, 144A	1,255,625
4,437,000	NRG Energy, Inc., 5.750%, 1/15/2028	4,094,823

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Electric – continued
$6,185,000	Pacific Gas & Electric Co., 3.250%, 6/01/2031	$4,718,908
2,300,000	Pacific Gas & Electric Co., 3.500%, 8/01/2050	1,399,691
10,400,000	Pacific Gas & Electric Co., 4.300%, 3/15/2045	6,902,036
1,250,000	Pacific Gas & Electric Co., 4.950%, 7/01/2050	914,909
2,050,000	Pacific Gas & Electric Co., 5.450%, 6/15/2027	1,931,116
10,835,000	Vistra Operations Co. LLC, 3.700%, 1/30/2027, 144A	9,596,116

		92,948,075

	Finance Companies – 3.7%
7,910,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, 10/29/2028	6,343,548
9,900,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	7,445,475
860,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.650%, 7/21/2027	751,017
23,900,000	Air Lease Corp., 3.125%, 12/01/2030	18,818,200
2,235,000	Air Lease Corp., 3.250%, 10/01/2029	1,819,125
10,270,000	Air Lease Corp., 3.375%, 7/01/2025	9,568,924
345,000	Air Lease Corp., 4.625%, 10/01/2028	309,686
8,426,000	Air Lease Corp., MTN, 3.000%, 2/01/2030	6,672,675
12,430,000	Aircastle Ltd., 4.125%, 5/01/2024	11,944,216
8,070,000	Aircastle Ltd., 4.400%, 9/25/2023	7,921,351
8,160,000	Aircastle Ltd., 5.000%, 4/01/2023	8,117,959
10,260,000	Ares Capital Corp., 2.875%, 6/15/2028	8,075,257
14,460,000	Ares Capital Corp., 3.200%, 11/15/2031	10,306,938
7,320,000	Aviation Capital Group LLC, 1.950%, 1/30/2026, 144A	6,144,470
7,510,000	Aviation Capital Group LLC, 5.500%, 12/15/2024, 144A	7,270,103
8,135,000	Barings BDC, Inc., 3.300%, 11/23/2026, 144A	6,747,473
27,825,000	Blackstone Secured Lending Fund, 2.125%, 2/15/2027	22,443,403
9,785,000	FS KKR Capital Corp., 3.125%, 10/12/2028	7,598,413

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Finance Companies – continued
$7,275,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	$6,125,864
10,036,000	Owl Rock Capital Corp., 2.625%, 1/15/2027	8,108,942
10,466,000	Owl Rock Capital Corp., 2.875%, 6/11/2028	7,970,356
13,940,000	Owl Rock Technology Finance Corp., 2.500%, 1/15/2027	11,184,375
13,705,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026, 144A	11,238,100
7,445,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029	5,730,044
18,485,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	13,398,925
25,002,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	17,189,220

		229,244,059

	Financial Other – 0.1%
2,310,000	CIFI Holdings Group Co. Ltd., 6.000%, 7/16/2025	501,866
720,000	CIFI Holdings Group Co. Ltd., 6.450%, 11/07/2024	170,734
6,220,000	Country Garden Holdings Co. Ltd., 3.300%, 1/12/2031	1,745,705
1,110,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	893,417
2,050,000	Logan Group Co. Ltd., 4.250%, 7/12/2025(c)	337,204
3,445,000	Logan Group Co. Ltd., 4.850%, 12/14/2026(c)	564,980
6,065,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(d)	687,771
400,000	Shimao Group Holdings Ltd., 4.600%, 7/13/2030(d)	46,344
3,495,000	Shimao Group Holdings Ltd., 4.750%, 7/03/2022(d)	459,348
4,345,000	Shimao Group Holdings Ltd., 5.200%, 1/16/2027(d)	512,449
3,780,000	Shimao Group Holdings Ltd., 5.600%, 7/15/2026(d)	457,607
1,265,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(d)	156,759
5,120,000	Times China Holdings Ltd., 5.750%, 1/14/2027	508,109
1,835,000	Times China Holdings Ltd., 6.200%, 3/22/2026	203,171
1,415,000	Times China Holdings Ltd., 6.750%, 7/08/2025	175,927

		7,421,391

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Food & Beverage – 0.6%
$4,895,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.000%, 2/02/2029, 144A	$4,004,973
3,625,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.750%, 12/01/2031, 144A	2,901,957
10,660,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.500%, 1/15/2030, 144A	9,847,175
6,470,000	NBM U.S Holdings, Inc., 7.000%, 5/14/2026, 144A	6,243,676
13,590,000	Pilgrim’s Pride Corp., 3.500%, 3/01/2032, 144A	10,249,850
2,065,000	Pilgrim’s Pride Corp., 4.250%, 4/15/2031, 144A	1,648,427
1,920,000	Smithfield Foods, Inc., 3.000%, 10/15/2030, 144A	1,482,510

		36,378,568

	Gaming – 0.7%
14,625,000	Genm Capital Labuan Ltd., 3.882%, 4/19/2031, 144A	10,013,338
4,880,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	3,668,399
9,470,000	VICI Properties LP/VICI Note Co., Inc., 4.250%, 12/01/2026, 144A	8,547,565
7,785,000	VICI Properties LP/VICI Note Co., Inc., 4.500%, 9/01/2026, 144A	7,109,459
6,760,000	VICI Properties LP/VICI Note Co., Inc., 4.625%, 6/15/2025, 144A	6,361,348
5,560,000	VICI Properties LP/VICI Note Co., Inc., 5.625%, 5/01/2024, 144A	5,464,090

		41,164,199

	Government Owned—No Guarantee – 0.5%
8,755,000	Antares Holdings LP, 2.750%, 1/15/2027, 144A	6,970,731
12,655,000	Antares Holdings LP, 3.750%, 7/15/2027, 144A	10,216,195
6,700,000	Antares Holdings LP, 6.000%, 8/15/2023, 144A	6,630,953
4,000,000	Empresa de los Ferrocarriles del Estado, 3.068%, 8/18/2050, 144A	2,245,721
2,185,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 8/05/2029	522,871
4,210,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 1/14/2030	1,007,495

		27,593,966

	Health Insurance – 0.3%
19,320,000	Centene Corp., 2.500%, 3/01/2031	14,563,061
4,145,000	Centene Corp., 2.625%, 8/01/2031	3,123,976

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Health Insurance – continued
$2,520,000	Centene Corp., 3.000%, 10/15/2030	$1,995,689
565,000	Centene Corp., 4.625%, 12/15/2029	507,709

		20,190,435

	Healthcare – 1.0%
19,420,000	Cigna Corp., 4.375%, 10/15/2028	18,337,270
1,261,000	Cigna Corp., 7.875%, 5/15/2027	1,386,847
7,210,000	CVS Health Corp., 3.250%, 8/15/2029	6,309,369
331,648	CVS Pass-Through Trust, 5.773%, 1/10/2033, 144A	319,178
320,406	CVS Pass-Through Trust, 6.036%, 12/10/2028	318,301
10,215,298	CVS Pass-Through Trust, Series 2013, 4.704%, 1/10/2036, 144A	9,334,126
1,072,301	CVS Pass-Through Trust, Series 2014, 4.163%, 8/11/2036, 144A	920,259
685,000	Encompass Health Corp., 4.750%, 2/01/2030	563,533
2,671,000	HCA, Inc., 3.500%, 9/01/2030	2,205,498
10,120,000	HCA, Inc., 4.125%, 6/15/2029	8,875,137
16,050,000	HCA, Inc., 4.500%, 2/15/2027	14,982,845

		63,552,363

	Home Construction – 0.3%
560,000	Lennar Corp., 4.875%, 12/15/2023	557,799
5,370,000	MDC Holdings, Inc., 3.966%, 8/06/2061	2,834,239
12,384,000	MDC Holdings, Inc., 6.000%, 1/15/2043	9,292,295
6,130,000	Meritage Homes Corp., 3.875%, 4/15/2029, 144A	4,873,350

		17,557,683

	Independent Energy – 2.4%
10,085,000	Aker BP ASA, 2.000%, 7/15/2026, 144A	8,698,883
3,195,000	Aker BP ASA, 3.000%, 1/15/2025, 144A	2,992,772
7,360,000	Aker BP ASA, 3.100%, 7/15/2031, 144A	5,762,405
9,925,000	Aker BP ASA, 3.750%, 1/15/2030, 144A	8,436,722

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – continued
$16,455,000	Aker BP ASA, 4.000%, 1/15/2031, 144A	$13,963,745
3,140,000	Continental Resources, Inc., 2.875%, 4/01/2032, 144A	2,299,406
24,997,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A	22,593,753
4,685,000	Diamondback Energy, Inc., 3.125%, 3/24/2031	3,800,151
6,910,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	5,856,225
9,035,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031, 144A	7,386,113
1,625,000	EQT Corp., 3.125%, 5/15/2026, 144A	1,479,906
9,675,000	EQT Corp., 3.625%, 5/15/2031, 144A	8,065,718
14,380,000	EQT Corp., 3.900%, 10/01/2027	13,085,761
1,970,000	EQT Corp., 5.000%, 1/15/2029	1,838,082
3,595,000	EQT Corp., 5.678%, 10/01/2025	3,572,873
2,480,000	EQT Corp., 5.700%, 4/01/2028	2,431,268
10,475,000	Hess Corp., 4.300%, 4/01/2027	9,854,071
4,675,000	Leviathan Bond Ltd., 6.125%, 6/30/2025, 144A	4,409,226
6,090,000	Occidental Petroleum Corp., 5.550%, 3/15/2026	6,096,943
11,260,000	Ovintiv, Inc., 6.500%, 8/15/2034	10,969,191
1,110,000	Ovintiv, Inc., 7.375%, 11/01/2031	1,156,323
1,750,000	Southwestern Energy Co., 4.750%, 2/01/2032	1,466,675

		146,216,212

	Leisure – 0.1%
1,985,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	1,510,069
6,665,000	NCL Corp. Ltd., 5.875%, 2/15/2027, 144A	5,549,412
2,750,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	1,926,760

		8,986,241

	Life Insurance – 2.7%
11,800,000	Athene Global Funding, 1.608%, 6/29/2026, 144A	10,034,838
18,770,000	Athene Global Funding, 1.716%, 1/07/2025, 144A	17,157,469

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Life Insurance – continued
$21,550,000	Athene Global Funding, 2.550%, 11/19/2030, 144A	$16,441,002
7,385,000	Athene Holding Ltd., 3.500%, 1/15/2031	5,914,400
8,255,000	CNO Financial Group, Inc., 5.250%, 5/30/2029	7,674,261
19,600,000	Fidelity & Guaranty Life Holdings, Inc., 5.500%, 5/01/2025, 144A	19,250,637
9,063,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	9,305,527
26,914,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	35,883,898
23,335,000	New York Life Global Funding, 0.850%, 1/15/2026, 144A	20,511,416
6,440,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	7,132,429
2,872,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	2,869,704
14,489,000	Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A	15,760,236

		167,935,817

	Local Authorities – 0.2%
14,455,000	Province of Quebec Canada, 0.600%, 7/23/2025	12,989,118

	Lodging – 0.2%
1,795,000	Marriott International, Inc., Series FF, 4.625%, 6/15/2030	1,622,106
3,525,000	Marriott International, Inc., Series HH, 2.850%, 4/15/2031	2,767,696
975,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	770,548
7,435,000	Travel & Leisure Co., 4.500%, 12/01/2029, 144A	5,765,062
1,610,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	1,272,605
205,000	Travel & Leisure Co., 6.000%, 4/01/2027	184,734
235,000	Travel & Leisure Co., 6.625%, 7/31/2026, 144A	220,134

		12,602,885

	Media Entertainment – 1.5%
2,610,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	2,175,435
3,925,000	iHeartCommunications, Inc., 5.250%, 8/15/2027, 144A	3,352,927
3,105,000	Netflix, Inc., 4.875%, 4/15/2028	2,906,016
22,100,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	20,195,809

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Media Entertainment – continued
$2,545,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	$2,392,300
11,295,000	Netflix, Inc., 5.875%, 11/15/2028	11,021,435
16,970,000	Netflix, Inc., 6.375%, 5/15/2029	16,847,290
2,700,000	Paramount Global, 4.200%, 6/01/2029	2,380,552
10,855,000	Paramount Global, 4.950%, 1/15/2031	9,575,557
11,520,000	Warnermedia Holdings, Inc., 3.755%, 3/15/2027, 144A	10,339,546
4,125,000	Warnermedia Holdings, Inc., 4.054%, 3/15/2029, 144A	3,567,836
6,335,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032, 144A	5,215,986

		89,970,689

	Metals & Mining – 2.7%
3,220,000	Alcoa Nederland Holding BV, 4.125%, 3/31/2029, 144A	2,700,500
4,390,000	Alcoa Nederland Holding BV, 6.125%, 5/15/2028, 144A	4,147,746
550,000	Anglo American Capital PLC, 2.625%, 9/10/2030, 144A	423,355
1,325,000	Anglo American Capital PLC, 2.875%, 3/17/2031, 144A	1,026,464
6,260,000	Anglo American Capital PLC, 4.000%, 9/11/2027, 144A	5,725,195
34,334,000	Anglo American Capital PLC, 4.500%, 3/15/2028, 144A	31,414,668
8,785,000	Anglo American Capital PLC, 4.750%, 4/10/2027, 144A	8,306,730
11,405,000	ArcelorMittal S.A., 6.750%, 3/01/2041	10,440,529
3,363,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	3,103,141
5,890,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	5,301,000
1,800,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	1,732,500
6,325,000	FMG Resources August 2006 Pty Ltd., 4.375%, 4/01/2031, 144A	4,855,437
7,820,000	Freeport-McMoRan, Inc., 4.250%, 3/01/2030	6,687,038
2,930,000	Freeport-McMoRan, Inc., 4.375%, 8/01/2028	2,638,346
12,350,000	Freeport-McMoRan, Inc., 4.625%, 8/01/2030	10,821,426
6,175,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	5,488,402

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Metals & Mining – continued
$7,820,000	Glencore Funding LLC, 2.625%, 9/23/2031, 144A	$5,861,121
6,704,000	Glencore Funding LLC, 2.850%, 4/27/2031, 144A	5,186,856
7,688,000	Glencore Funding LLC, 3.875%, 10/27/2027, 144A	6,960,177
39,092,000	Glencore Funding LLC, 4.000%, 3/27/2027, 144A	36,413,568
4,280,000	Newcrest Finance Pty Ltd., 3.250%, 5/13/2030, 144A	3,566,482
1,855,000	Reliance Steel & Aluminum Co., 2.150%, 8/15/2030	1,410,898
2,010,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	1,658,250

		165,869,829

	Midstream – 1.8%
22,495,000	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	19,508,010
13,555,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	10,715,470
3,045,000	DCP Midstream Operating LP, 5.125%, 5/15/2029	2,853,252
650,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	593,845
7,000,000	Energy Transfer LP, 4.950%, 6/15/2028	6,519,713
6,405,000	Energy Transfer LP, 5.250%, 4/15/2029	6,023,617
1,435,000	Gray Oak Pipeline LLC, 3.450%, 10/15/2027, 144A	1,268,841
14,660,000	Kinder Morgan Energy Partners LP, 3.500%, 9/01/2023	14,441,980
14,040,000	MPLX LP, 4.250%, 12/01/2027	13,070,827
85,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	85,908
225,000	Plains All American Pipeline LP/PAA Finance Corp., 2.850%, 1/31/2023	223,371
3,710,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	3,110,880
7,365,000	Plains All American Pipeline LP/PAA Finance Corp., 4.300%, 1/31/2043	4,953,515
620,000	Plains All American Pipeline LP/PAA Finance Corp., 4.900%, 2/15/2045	454,825
12,445,000	Sabine Pass Liquefaction LLC, 4.500%, 5/15/2030	11,337,015
810,000	Targa Resources Corp., 5.200%, 7/01/2027	779,201
1,955,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	1,681,300

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Midstream – continued
$1,975,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.500%, 3/01/2030	$1,772,582
2,170,000	Western Midstream Operating LP, 4.300%, 2/01/2030	1,855,914
5,070,000	Western Midstream Operating LP, 5.300%, 3/01/2048	4,170,075
950,000	Western Midstream Operating LP, 5.450%, 4/01/2044	779,325
710,000	Western Midstream Operating LP, 5.500%, 8/15/2048	574,213
2,870,000	Western Midstream Operating LP, 5.500%, 2/01/2050	2,317,525

		109,091,204

	Mortgage Related – 0.0%
698	FNMA, 6.000%, 7/01/2029	723

	Non-Agency Commercial Mortgage-Backed Securities – 1.7%
8,625,000	BANK, Series 2021-BN35, Class AS, 2.457%, 6/15/2064	6,696,126
410,000	BBSG Mortgage Trust, Series 2016-MRP, Class A, 3.275%, 6/05/2036, 144A	358,213
8,370,000	BPR Trust, Series 2022-STAR, Class A, 1-month SOFR + 3.232%, 6.077%, 8/15/2024, 144A(a)	8,266,116
1,410,000	Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class AM, 3.416%, 10/15/2045, 144A	1,402,914
785,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	737,898
633,409	Commercial Mortgage Trust, Series 2012-LC4, Class B, 4.934%, 12/10/2044(b)	632,323
2,010,000	Commercial Mortgage Trust, Series 2012-LC4, Class C, 5.454%, 12/10/2044(b)	1,815,196
370,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037, 144A	324,383
510,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class C, 4.336%, 9/15/2037, 144A	430,516
12,790,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037, 144A	10,142,551
5,095,000	DBUBS Mortgage Trust, Series 2017-BRBK, Class D, 3.648%, 10/10/2034, 144A(b)	4,623,307
3,523,316	Extended Stay America Trust, Series 2021-ESH, Class C, 1-month LIBOR + 1.700%, 4.518%, 7/15/2038, 144A(a)	3,386,466
2,390,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.668%, 3/05/2033, 144A(b)	2,179,553
9,406,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class D, 3.668%, 3/05/2033, 144A(b)	7,307,392
6,079,000	GS Mortgage Securities Trust, Series 2014-GC18, Class B, 4.885%, 1/10/2047(b)	5,571,916
3,031,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class A5, 3.598%, 11/15/2048	2,850,397

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$6,478,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 4.472%, 12/15/2047, 144A(b)	$6,394,083
340,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 4.472%, 12/15/2047, 144A(b)	320,643
4,990,000	MedTrust, Series 2021-MDLN, Class C, 1-month LIBOR + 1.800%, 4.618%, 11/15/2038, 144A(a)	4,752,471
943,573	Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030, 144A	901,069
5,050,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.295%, 8/15/2046(b)	4,986,205
1,405,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class C, 4.914%, 10/15/2046(b)	1,327,989
3,456,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class E, 5.385%, 6/15/2044, 144A(b)	2,757,966
4,735,000	RBS Commercial Funding Trust, Series 2013-GSP, Class A, 3.961%, 1/15/2032, 144A(b)	4,572,128
965,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class BEC, 4.798%, 5/10/2063, 144A(b)	913,845
6,706,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class E, 4.870%, 5/10/2063, 144A(b)	226,663
788,923	UBS-Barclays Commercial Mortgage Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030, 144A	759,578
4,990,000	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 4.432%, 7/15/2046(b)	4,683,613
4,030,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class AS, 3.419%, 11/15/2059	3,603,484
1,633,139	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.420%, 3/15/2044, 144A(b)	663,054
1,565,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class B, 3.744%, 12/15/2045	1,476,113
1,746,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class C, 4.814%, 6/15/2045(b)	1,239,654
865,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E, 4.814%, 6/15/2045, 144A(b)	77,850
4,615,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	4,158,309
1,290,000	WFRBS Commercial Mortgage Trust, Series 2014-C24, Class B, 4.204%, 11/15/2047(b)	1,176,467

		101,716,451

	Paper – 0.4%
10,460,000	Suzano Austria GmbH, 3.750%, 1/15/2031	8,194,887
16,595,000	Weyerhaeuser Co., 4.000%, 4/15/2030	14,675,372
2,515,000	WRKCo, Inc., 4.000%, 3/15/2028	2,317,507

		25,187,766

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Pharmaceuticals – 0.4%
$570,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028, 144A	$367,479
865,000	Bausch Health Cos., Inc., 5.000%, 1/30/2028, 144A	318,502
120,000	Bausch Health Cos., Inc., 5.000%, 2/15/2029, 144A	46,530
340,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	126,984
1,295,000	Bausch Health Cos., Inc., 5.250%, 2/15/2031, 144A	486,985
135,000	Bausch Health Cos., Inc., 6.250%, 2/15/2029, 144A	50,372
220,000	Bausch Health Cos., Inc., 7.000%, 1/15/2028, 144A	83,811
980,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	807,113
15,105,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	12,393,652
6,270,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	3,746,833
4,335,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	3,681,759
3,140,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	2,590,374

		24,700,394

	Property & Casualty Insurance – 0.4%
16,635,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	13,560,882
3,159,000	Sirius International Group Ltd., 4.600%, 11/01/2026, 144A	2,716,740
14,195,000	Stewart Information Services Corp., 3.600%, 11/15/2031	10,941,257

		27,218,879

	REITs - Apartments – 0.0%
2,185,000	American Homes 4 Rent, 2.375%, 7/15/2031	1,647,452

	REITs - Health Care – 0.1%
5,972,000	Welltower, Inc., 6.500%, 3/15/2041	5,912,380

	REITs - Office Property – 0.0%
2,085,000	Corporate Office Properties LP, 2.750%, 4/15/2031	1,532,851

	REITs - Regional Malls – 0.1%
6,815,000	Simon Property Group LP, 2.650%, 7/15/2030	5,496,074

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	REITs - Shopping Centers – 0.1%
$1,600,000	Brixmor Operating Partnership LP, 2.250%, 4/01/2028	$1,291,521
2,280,000	Brixmor Operating Partnership LP, 4.050%, 7/01/2030	1,920,771

		3,212,292

	Restaurants – 0.0%
2,375,000	Yum! Brands, Inc., 4.750%, 1/15/2030, 144A	2,075,536

	Retailers – 1.1%
21,520,000	7-Eleven, Inc., 0.800%, 2/10/2024, 144A	20,343,148
1,960,000	AutoNation, Inc., 4.750%, 6/01/2030	1,723,565
9,720,000	AutoZone, Inc., 3.625%, 4/15/2025	9,351,824
14,585,000	AutoZone, Inc., 4.000%, 4/15/2030	13,088,454
5,620,000	Dollar General Corp., 3.500%, 4/03/2030	4,929,300
4,665,000	Lithia Motors, Inc., 3.875%, 6/01/2029, 144A	3,743,663
8,064,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	7,270,986
3,755,000	PVH Corp., 7.750%, 11/15/2023	3,786,955
3,145,000	Tapestry, Inc., 3.050%, 3/15/2032	2,346,408

		66,584,303

	Supermarkets – 0.0%
325,000	Koninklijke Ahold Delhaize NV, 5.700%, 10/01/2040	320,231

	Technology – 4.5%
18,820,000	Avnet, Inc., 4.625%, 4/15/2026	18,112,262
3,694,000	Broadcom, Inc., 3.137%, 11/15/2035, 144A	2,588,383
9,915,000	Broadcom, Inc., 3.187%, 11/15/2036, 144A	6,781,326
8,265,000	Broadcom, Inc., 4.150%, 11/15/2030	7,153,729
5,480,000	Broadcom, Inc., 4.300%, 11/15/2032	4,601,199
2,755,000	CDW LLC/CDW Finance Corp., 2.670%, 12/01/2026	2,389,616
3,210,000	CDW LLC/CDW Finance Corp., 3.250%, 2/15/2029	2,606,796
22,935,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	17,856,562

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Technology – continued
$745,000	CDW LLC/CDW Finance Corp., 4.250%, 4/01/2028	$663,050
1,620,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	1,223,100
3,095,000	CommScope, Inc., 4.750%, 9/01/2029, 144A	2,524,468
3,900,000	CommScope, Inc., 6.000%, 3/01/2026, 144A	3,590,808
3,950,000	CommScope, Inc., 7.125%, 7/01/2028, 144A	3,049,045
17,625,000	Entegris Escrow Corp., 4.750%, 4/15/2029, 144A	15,524,533
10,115,000	Equinix, Inc., 2.150%, 7/15/2030	7,754,786
17,195,000	Equinix, Inc., 3.200%, 11/18/2029	14,536,305
6,835,000	Fidelity National Information Services, Inc., 5.100%, 7/15/2032	6,422,701
2,120,000	Global Payments, Inc., 2.900%, 11/15/2031	1,620,888
3,705,000	Global Payments, Inc., 5.300%, 8/15/2029	3,484,349
6,690,000	Global Payments, Inc., 5.400%, 8/15/2032	6,208,126
5,320,000	Jabil, Inc., 1.700%, 4/15/2026	4,621,648
4,610,000	Jabil, Inc., 3.000%, 1/15/2031	3,637,155
16,735,000	KLA Corp., 5.650%, 11/01/2034	16,610,205
7,480,000	Marvell Technology, Inc., 2.450%, 4/15/2028	6,178,772
6,390,000	Marvell Technology, Inc., 2.950%, 4/15/2031	4,957,192
11,425,000	Microchip Technology, Inc., 0.983%, 9/01/2024	10,516,459
25,479,000	Micron Technology, Inc., 4.663%, 2/15/2030	22,605,401
10,622,000	Micron Technology, Inc., 5.327%, 2/06/2029	10,045,142
3,980,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.150%, 5/01/2027	3,545,112
2,225,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.400%, 5/01/2030	1,854,289
1,525,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 4.400%, 6/01/2027	1,438,518
1,055,000	Open Text Corp., 3.875%, 2/15/2028, 144A	868,719
1,015,000	Open Text Holdings, Inc., 4.125%, 2/15/2030, 144A	810,589
25,480,000	Oracle Corp., 3.600%, 4/01/2050	15,942,898

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Technology – continued
$4,402,000	S&P Global, Inc., 4.250%, 5/01/2029, 144A	$4,139,157
1,770,000	Skyworks Solutions, Inc., 1.800%, 6/01/2026	1,532,844
970,000	SS&C Technologies, Inc., 5.500%, 9/30/2027, 144A	884,828
13,665,000	TD SYNNEX Corp., 1.750%, 8/09/2026	11,614,090
9,135,000	Verisk Analytics, Inc., 4.125%, 3/15/2029	8,333,040
12,910,000	Western Digital Corp., 2.850%, 2/01/2029	10,032,880
955,000	Western Digital Corp., 3.100%, 2/01/2032	649,295
8,330,000	Western Digital Corp., 4.750%, 2/15/2026	7,713,413

		277,223,678

	Transportation Services – 0.1%
9,670,000	Adani Ports & Special Economic Zone Ltd., 4.200%, 8/04/2027, 144A	8,464,011

	Treasuries – 15.1%
142,940,000	U.S. Treasury Bond, 2.000%, 11/15/2041	102,302,604
282,435,000	U.S. Treasury Bond, 2.250%, 2/15/2052	205,206,680
46,205,000	U.S. Treasury Bond, 2.875%, 5/15/2052	38,747,224
218,545,000	U.S. Treasury Bond, 3.250%, 5/15/2042	193,958,687
119,815,000	U.S. Treasury Note, 0.125%, 12/31/2022	118,838,924
79,165,000	U.S. Treasury Note, 0.125%, 4/30/2023	77,393,065
200,000,000	U.S. Treasury Note, 0.125%, 8/31/2023(e)	192,585,938

		929,033,122

	Wireless – 1.4%
2,295,000	Crown Castle, Inc., 2.250%, 1/15/2031	1,752,451
3,725,000	Crown Castle, Inc., 3.300%, 7/01/2030	3,119,062
22,660,000	Crown Castle, Inc., 3.650%, 9/01/2027	20,513,084
6,615,000	Crown Castle, Inc., 4.000%, 3/01/2027	6,157,328
610,000	Sprint Capital Corp., 6.875%, 11/15/2028	626,775
1,960,000	T-Mobile USA, Inc., 2.400%, 3/15/2029	1,599,701

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wireless – continued
$3,515,000	T-Mobile USA, Inc., 2.700%, 3/15/2032	$2,743,342
15,320,000	T-Mobile USA, Inc., 3.375%, 4/15/2029	13,236,174
7,565,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	6,356,945
36,385,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	32,274,065

		88,378,927

	Wirelines – 0.0%
857,000	Level 3 Financing, Inc., 4.625%, 9/15/2027, 144A	709,236

	Total Non-Convertible Bonds (Identified Cost $5,663,861,813)	4,992,509,257

Convertible Bonds – 1.1%

	Airlines – 0.1%
5,165,000	Southwest Airlines Co., 1.250%, 5/01/2025	5,895,847

	Cable Satellite – 0.4%
9,050,000	DISH Network Corp., 2.375%, 3/15/2024	8,072,600
16,015,000	DISH Network Corp., Zero Coupon, 3.375%, 8/15/2026	11,018,320
4,115,000	DISH Network Corp., 6.944%-9.514%, 12/15/2025(f)	2,708,246

		21,799,166

	Consumer Cyclical Services – 0.1%
1,095,000	Peloton Interactive, Inc., Zero Coupon, 0.519%-0.799%, 2/15/2026(f)	733,475
5,755,000	Uber Technologies, Inc., Zero Coupon, 0.000%-1.922%, 12/15/2025(f)	4,769,571

		5,503,046

	Healthcare – 0.2%
14,730,000	Teladoc Health, Inc., 1.250%, 6/01/2027	10,772,049

	Media Entertainment – 0.0%
1,405,000	Twitter, Inc., Zero Coupon, 0.000%, 3/15/2026(g)	1,286,171

	Pharmaceuticals – 0.3%
5,120,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	5,073,062
13,985,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	13,888,504

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Convertible Bonds – continued

	Pharmaceuticals – continued
$2,935,000	Livongo Health, Inc., 0.875%, 6/01/2025	$2,464,050

		21,425,616

	Total Convertible Bonds (Identified Cost $81,598,027)	66,681,895

Municipals – 0.1%

	Virginia – 0.1%
7,115,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046 (Identified Cost $6,860,256)	6,201,179

	Total Bonds and Notes (Identified Cost $5,752,320,096)	5,065,392,331

Collateralized Loan Obligations – 3.1%
1,585,000	522 Funding CLO Ltd., Series 2021-7A, Class D, 3-month LIBOR + 2.900%, 5.683%, 4/23/2034, 144A(a)	1,338,672
5,565,000	AGL CLO 5 Ltd., Series 2020-5A, Class BR, 3-month LIBOR + 1.700%, 4.410%, 7/20/2034, 144A(a)	5,187,114
14,785,000	Alinea CLO Ltd., Series 2018-1A, Class B, 3-month LIBOR + 1.650%, 4.360%, 7/20/2031, 144A(a)	13,915,820
4,650,000	Allegro CLO VIII Ltd., Series 2018-2A, Class B1, 3-month LIBOR + 1.670%, 4.182%, 7/15/2031, 144A(a)	4,388,489
3,520,000	ARES Loan Funding I Ltd., Series 2021-ALFA, Class D, 3-month LIBOR + 3.000%, 5.512%, 10/15/2034, 144A(a)	3,130,399
4,075,000	Ares XXXVII CLO Ltd., Series 2015-4A, Class A3R, 3-month LIBOR + 1.500%, 4.012%, 10/15/2030, 144A(a)	3,856,694
1,651,667	Atrium XV, Series 15A, Class D, 3-month LIBOR + 3.000%, 5.783%, 1/23/2031, 144A(a)	1,479,005
1,170,000	Ballyrock CLO Ltd., Series 2019-2A, Class A2R, 3-month LIBOR + 1.400%, 4.384%, 11/20/2030, 144A(a)	1,099,637
5,320,000	Battalion CLO VIII Ltd., Series 2015-8A, Class A2R2, 3-month LIBOR + 1.550%, 4.290%, 7/18/2030, 144A(a)	5,029,778
2,525,000	Canyon CLO Ltd., Series 2018-1A, Class B, 3-month LIBOR + 1.700%, 4.212%, 7/15/2031, 144A(a)	2,379,608
3,920,000	Canyon CLO Ltd., Series 2021-4A, Class B, 3-month LIBOR + 1.700%, 4.212%, 10/15/2034, 144A(a)	3,651,649
7,170,000	Carlyle U.S. CLO Ltd., Series 2021-9A, Class B, 3-month LIBOR + 1.650%, 4.360%, 10/20/2034, 144A(a)	6,709,808
6,500,000	CIFC Funding Ltd., Series 2014-5A, Class BR2, 3-month LIBOR + 1.800%, 4.540%, 10/17/2031, 144A(a)	6,196,905
4,415,000	CIFC Funding Ltd., Series 2021-6A, Class B, 3-month LIBOR + 1.650%, 4.162%, 10/15/2034, 144A(a)	4,136,970
3,335,000	Dryden 53 CLO Ltd., Series 2017-53A, Class B, 3-month LIBOR + 1.400%, 3.912%, 1/15/2031, 144A(a)	3,156,954
1,250,000	Galaxy XXV CLO Ltd., Series 2018-25A, Class B, 3-month LIBOR + 1.650%, 4.433%, 10/25/2031, 144A(a)	1,176,711
4,465,000	Galaxy XXVI CLO Ltd., Series 2018-26A, Class B, 3-month LIBOR + 1.700%, 4.684%, 11/22/2031, 144A(a)	4,209,031
5,405,000	Goldentree Loan Management U.S CLO 3 Ltd., Series 2018-3A, Class B1, 3-month LIBOR + 1.550%, 4.260%, 4/20/2030, 144A(a)	5,159,051

Principal Amount	Description	Value (†)

Collateralized Loan Obligations – continued
$13,735,000	Hayfin U.S. XII Ltd., Series 2018-8A, Class B, 3-month LIBOR + 1.480%, 4.190%, 4/20/2031, 144A(a)	$12,873,486
3,545,000	Invesco CLO Ltd., Series 2021-1A, Class D,, 3-month LIBOR + 3.050% 5.562%, 4/15/2034, 144A(a)	3,088,659
13,180,000	Madison Park Funding XIV Ltd., Series 2014-14A, Class BRR, 3-month LIBOR + 1.700%, 4.459%, 10/22/2030, 144A(a)	12,564,165
2,945,000	Magnetite XIV-R Ltd., Series 2015-14RA, Class B, 3-month LIBOR + 1.600%, 4.340%, 10/18/2031, 144A(a)	2,794,678
13,895,000	Morgan Stanley Eaton Vance CLO Ltd., Series 2022-16A, Class B, 3-month Term SOFR + 1.950%, 2.738%, 4/15/2035, 144A(a)	13,080,934
2,105,000	Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class DR, 3-month LIBOR + 2.900%, 5.412%, 4/15/2034, 144A(a)	1,824,783
545,455	Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class A2R2, 3-month LIBOR + 1.700%, 4.432%, 10/21/2030, 144A(a)	517,973
6,205,000	OCP CLO Ltd., Series 2016-12A, Class BR2, 3-month Term SOFR + 1.810%, 2.531%, 4/18/2033, 144A(a)	5,864,792
14,755,000	OCP CLO Ltd., Series 2020-8RA, Class A2, 3-month LIBOR + 1.550%, 4.290%, 1/17/2032, 144A(a)	13,768,864
2,000,000	Octagon Investment Partners 26 Ltd., Series 2016-1A, Class BR, 3-month LIBOR + 1.600%, 4.112%, 7/15/2030, 144A(a)	1,889,228
1,986,282	Octagon Investment Partners 28 Ltd., Series 2016-1A, Class BR, 3-month LIBOR + 1.800%, 4.583%, 10/24/2030, 144A(a)	1,895,030
4,155,000	Octagon Investment Partners 46 Ltd., Series 2020-2A, Class DR, 3-month LIBOR + 3.300%, 5.812%, 7/15/2036, 144A(a)	3,687,234
7,170,000	Octagon Investment Partners Ltd., Series 2018-18A, Class A2, 3-month LIBOR + 1.470%, 4.210%, 4/16/2031, 144A(a)	6,764,594
1,440,000	Palmer Square CLO Ltd., Series 2015-1A, Class A2R4, 3-month LIBOR + 1.700%, 4.684%, 5/21/2034, 144A(a)	1,354,958
12,875,000	Post CLO Ltd., Series 2022-1A, Class B, 3-month SOFR + 1.900%, 2.613%, 4/20/2035, 144A(a)	12,143,468
4,310,000	Rad CLO Ltd., Series 2021-15A, Class B, 3-month LIBOR + 1.650%, 4.360%, 1/20/2034, 144A(a)	4,012,274
1,730,000	Recette CLO Ltd., Series 2015-1A, Class BRR, 3-month LIBOR + 1.400%, 4.110%, 4/20/2034, 144A(a)	1,583,334
1,015,000	Regatta XV Funding Ltd., Series 2018-4A, Class A2, 3-month LIBOR + 1.850%, 4.633%, 10/25/2031, 144A(a)	949,494
6,680,000	Rockford Tower CLO Ltd., Series 2017-1A, Class DR2A, 3-month LIBOR + 3.250%, 5.960%, 4/20/2034, 144A(a)	5,811,326
1,830,000	Vibrant CLO XIV Ltd., Series 2021-14A, Class C, 3-month LIBOR + 3.750%, 6.460%, 10/20/2034, 144A(a)	1,576,444
3,335,000	Voya CLO Ltd., Series 2013-3A, Class A2RR, 3-month LIBOR + 1.700%, 4.440%, 10/18/2031, 144A(a)	3,154,180
1,610,000	Voya CLO Ltd., Series 2016-3A, Class A3R, 3-month LIBOR + 1.750%, 4.490%, 10/18/2031, 144A(a)	1,508,362
6,235,000	Voya CLO Ltd., Series 2018-3A, Class B, 3-month LIBOR + 1.650%, 4.162%, 10/15/2031, 144A(a)	5,833,391

	Total Collateralized Loan Obligations (Identified Cost $205,514,257)	194,743,946

Shares	Description	Value (†)

Preferred Stocks – 1.1%

Convertible Preferred Stocks – 1.1%

	Banking – 0.7%
17,832	Bank of America Corp., Series L,cv 7.250%	$20,916,936
18,269	Wells Fargo & Co., Class A, Series L, 7.500%	21,995,876

		42,912,812

	Wireless – 0.4%
20,896	2020 Cash Mandatory Exchangeable Trust, 5.250%, 144A	23,505,910

	Total Convertible Preferred Stocks (Identified Cost $74,382,303)	66,418,722

	Total Preferred Stocks (Identified Cost $74,382,303)	66,418,722

Principal Amount

Short-Term Investments – 12.8%
$199,230,405	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2022 at 1.100% to be repurchased at $199,248,668 on 10/03/2022 collateralized by $1,351,600 U.S. Treasury Inflation Indexed Note, 0.375% due 7/15/2025 valued at $1,618,390; $208,368,700 U.S. Treasury Note, 3.000% due 7/15/2025 valued at $201,596,717 including accrued interest(h)	199,230,405
275,550,000	U.S. Treasury Bills, 2.115%-2.120%, 10/13/2022(i)(j)	275,350,799
252,665,000	U.S. Treasury Bills, 2.355%-2.460%, 10/27/2022(i)(j)	252,231,470
61,525,000	U.S. Treasury Bills, 2.395%-2.405%, 10/20/2022(i)(j)	61,450,805

	Total Short-Term Investments (Identified Cost $788,258,539)	788,263,479

	Total Investments – 99.1% (Identified Cost $6,820,475,195)	6,114,818,478
	Other assets less liabilities – 0.9%	55,589,685

	Net Assets – 100.0%	$6,170,408,163

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and collateralized loan obligations where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Centrally cleared swap agreements are fair valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Variable rate security. Rate as of September 30, 2022 is disclosed.
(b)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of September 30, 2022 is disclosed.

(c)	Non-income producing security.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(f)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(g)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(h)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(i)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(j)

The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, the value of Rule 144A holdings amounted to $2,037,144,343 or 33.0% of net assets.

ABS	Asset-Backed Securities
FNMA	Federal National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SLM	Sallie Mae
SOFR	Secured Overnight Financing Rate

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At September 30, 2022, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Note	12/20/2022	1,769	$221,958,253	$209,598,859	$(12,359,394)
Ultra Long U.S. Treasury Bond	12/20/2022	1,277	188,858,123	174,949,000	(13,909,123)

Total					$(26,268,517)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$5,065,392,331	$—	$5,065,392,331
Collateralized Loan Obligations	—	194,743,946	—	194,743,946
Preferred Stocks
Banking	42,912,812	—	—	42,912,812
Wireless	—	23,505,910	—	23,505,910

Total Preferred Stocks	42,912,812	23,505,910	—	66,418,722

Short-Term Investments	—	788,263,479	—	788,263,479

Total	$42,912,812	$6,071,905,666	$—	$6,114,818,478

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(26,268,517)	$—	$—	$(26,268,517)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Fund may use futures contracts to gain investment exposure. As of September 30, 2022, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of September 30, 2022:

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives Interest rate contracts	$(26,268,517)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of September 30, 2022:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$ 29,982,881	$29,982,881

Industry Summary at September 30, 2022 (Unaudited)

Treasuries	15.1%
Banking	11.4
ABS Car Loan	5.7
ABS Home Equity	4.5
Technology	4.5
Finance Companies	3.7
Life Insurance	2.7
Metals & Mining	2.7
Independent Energy	2.4
Cable Satellite	2.1
ABS Other	2.0
Other Investments, less than 2% each	26.4
Short-Term Investments	12.8
Collateralized Loan Obligations	3.1

Total Investments	99.1
Other assets less liabilities (including futures contracts)	0.9

Net Assets	100.0%